BUSINESS COMBINATION (Details 10) - Estadual De Geracao De Energia Eletrica C E E E G [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Business Investments [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Initially evaluated by the FDC - Discounted Cash Flow method for each investment, however, certain stakes are tied to purchase options with third parties at prices predetermined in the auction notice. Therefore, the fair value of these investments was measured considering the lower of the value identified in the FDC and the value of the purchase option.
Carrying Amount 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 312,800
Fair Value Adjustments 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	368,018
Total Fair Value 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 680,818
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation
Carrying Amoun 2t [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	R$ 2,041,196
Fair Value Adjustments 2 [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	8,276
Total Fair Value 2 [Member]
IfrsStatementLineItems [Line Items]
Intangibles assets	2,049,472
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,353,996
Fair Value Adjustments One [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	376,294
Total Fair Value One [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 2,730,290